Changes in the Scope of Consolidation Due to Acquisitions and Divestments - Summary of Assets and Liabilities Divested (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]	Dec. 31, 2015	[1],[2]
Assets
Property, plant and equipment	€ 9,651		€ 9,579		€ 10,019
Goodwill	44,235		40,264		40,287
Other intangible assets	21,889		13,080		10,879
Other non-currentassets	2,971		3,364		2,820
Deferred tax assets	4,613		4,291		4,670
Inventories	7,477		6,818		6,896
Accounts receivable	7,260		7,216		7,311
Other current assets	2,917		2,005		2,211
Cash and cash equivalents	6,925		10,315	[2]	10,273	[2]	€ 9,148
Total assets	111,408		99,813		104,679
Liabilities
Non-current provisions and other non-currentliabilities	8,613		9,154		8,834
Deferred tax liabilities	3,414		1,605		2,292
Accounts payable	5,041		4,633		4,297
Other current liabilities	17,376		15,463		16,443
Short-term debt and current portion of long-term debt	€ 2,633		€ 1,275		€ 1,764
Disposal groups classified as held for sale [member] | European Generics Business [member]
Assets
Property, plant and equipment		€ 120
Goodwill		913
Other intangible assets		75
Other non-currentassets		1
Deferred tax assets		83
Inventories		129
Accounts receivable		107
Other current assets		40
Cash and cash equivalents		122
Total assets		1,590
Liabilities
Non-current provisions and other non-currentliabilities		27
Deferred tax liabilities		14
Accounts payable		91
Other current liabilities		216
Short-term debt and current portion of long-term debt		46
Total liabilities		€ 394

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.